Financial Information as per operating segments (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue		$ 2,711,434,948	$ 2,484,712,280	$ 1,857,593,678
Alcoholic business [Member]
Statement [Line Items]
Revenue		1,818,810,903	1,713,348,191	1,249,738,114
Non-alcoholic business [Member]
Statement [Line Items]
Revenue		838,401,144	728,440,268	572,856,972
Other business [Member]
Statement [Line Items]
Revenue	[1]	$ 54,222,901	$ 42,923,821	$ 34,998,592

[1]	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.